Finance Cost and Income - Summary of Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance income expense [Abstract]
Interest expense	$ (4,314)	$ (4,092)	$ (1,833)
Capitalization of borrowing costs	22	12	28
Net interest on net defined benefit liabilities	(101)	(113)	(118)
Accretion expense	(614)	(648)	(326)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	(304)	(21)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(674)	(797)
Tax on financial transactions	(68)	(70)	(61)
Other financial costs, including bank fees	(139)	(131)	(107)
Finance costs before Non-Recurring items	(6,192)	(5,860)	(2,417)
Exceptional finance cost	(693)	(3,522)	(725)
Total finance costs	$ (6,885)	$ (9,382)	$ (3,142)